RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Jun. 30, 2021
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of Sales to related party

Sales to related party – sales to related party consisted of the following:

	For the years ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	U.S. Dollars
Urumqi Yikeli Automatic Control Equipment Co., Ltd.	¥3,726,894	¥—	¥85,657	$13,264
Total revenues from related party	¥3,726,894	¥—	¥85,657	$13,264

Schedule of Prepaid expenses related parties prepaid expenses

Prepaid expenses - related parties – prepaid expenses - related parties consisted of the following:

	June 30, 2020	June 30, 2021	June 30, 2019
	RMB	RMB	U.S. Dollars
Founders	¥—	¥363,000	$56,210
Founders’ family member	—	70,000	10,840
Total prepaid expenses - related parties	¥—	¥433,000	$67,050

Schedule of leases from related parties

The details of leases from related parties are as below:

			Monthly Rent	Monthly Rent
Lessee	Lessor	Rent Period	RMB	USD
Nanjing Recon	One of the Founders	April 1, 2020 - March 31, 2022	¥40,000	$6,194
BHD	One of the Founders	Jan 1, 2021- Dec 31, 2021	22,500	3,484
BHD	One of the Founders	Mar 1, 2021 - Dec 31, 2021	31,667	4,904
BHD	Founders’ family member	May 1, 2021 - Dec 31, 2021	12,500	1,936